Financial assets at fair value through other comprehensive income - Changes in fair value (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Opening balance	€ 876,444
Closing balance	900,164	€ 876,444
FVOCI [member]
Disclosure of financial assets [line items]
Opening balance	31,223	69,730
Effect of changes in accounting policy		(32,129)
Additions	7,764	10,518
Amortisation	(2)	(12)
Transfers and reclassifications		2
Changes in unrealised revaluations	1,213	(1,123)
Impairments	(3)
Reversals of impairments	1	16
Disposals and redemptions	(8,982)	(15,656)
Exchange rate differences	79	(124)
Changes in the composition of the group and other changes	1	1
Closing balance	31,294	31,223
FVOCI [member] | Equity securities [member]
Disclosure of financial assets [line items]
Opening balance	3,228	3,983
Effect of changes in accounting policy		(184)
Additions	9	33
Transfers and reclassifications		1
Changes in unrealised revaluations	241	(463)
Disposals and redemptions	(943)	(178)
Exchange rate differences	16	35
Closing balance	2,551	3,228
FVOCI [member] | Debt instruments [Member]
Disclosure of financial assets [line items]
Opening balance	27,995	65,747
Effect of changes in accounting policy		(31,945)
Additions	7,756	10,486
Amortisation	(2)	(12)
Transfers and reclassifications		1
Changes in unrealised revaluations	972	(660)
Impairments	(3)
Reversals of impairments	1	16
Disposals and redemptions	(8,039)	(15,478)
Exchange rate differences	63	(159)
Changes in the composition of the group and other changes	1	1
Closing balance	€ 28,744	€ 27,995